Concentration (Details) - Schedule of total accounts receivable	12 Months Ended
	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2022 USD ($)
Customer A [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Total accounts receivable		[1]	¥ 18,241,469			[1]
Percentage of accounts receivable		[1]	20.70%
Customer B [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Total accounts receivable		[1]	¥ 13,088,371			[1]
Percentage of accounts receivable		[1]	14.80%
Customer C [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Total accounts receivable		[1]	¥ 9,018,665			[1]
Percentage of accounts receivable		[1]	10.20%
Customer D [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Total accounts receivable	¥ 4,393,790			[1]	630,875
Percentage of accounts receivable	13.00%			[1]
Customer E [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Total accounts receivable	¥ 4,376,768			[1]	$ 628,431
Percentage of accounts receivable	13.00%			[1]

[1]	Represented the percentage below 10%